Accounts Receivable, Net - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, net of allowance for credit loss	$ 64.6	$ 35.9
Accounts receivable, allowance for credit loss	$ 2.8	$ 2.5